Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Deferred Revenues

	December 31,
	2016	2017
	RMB	RMB
Balance at beginning of year	2,482	3,558
Additions for the year
— calling cards	753	390
— government grants	1,494	—

	2,247	390

Reductions for the year
— amortization of installation fees	(294)	(208)
— usage of calling cards	(625)	(384)
— amortization of government grants	(252)	(295)

Balance at end of year	3,558	3,061

Representing:
— current portion	1,253	1,233
— non-current portion	2,305	1,828

	3,558	3,061